Note 10 - Additional Information on Operating Expenses by Nature	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of additional information [text block]
10.	ADDITIONAL INFORMATION ON OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment expenses are included in the following income statement accounts for the years
2017,
2016
and
2015:

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2017	2016	2015	2017	2016	2015

Cost of sales	2,364.7	2,283.3	2,053.2	6.2	4.3	3.2
Distribution expenses	197.6	200.9	177.9	-	-	-
Sales and marketing expenses	532.2	538.0	431.5	142.3	222.9	162.5
Administrative expenses	231.1	182.5	165.8	142.0	95.8	81.5
	3,325.6	3,204.7	2,828.4	290.5	323.0	247.2